Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Short-term Debt [Line Items]
Short-term borrowings	$ 221,863	$ 764,715
Floating rate puttable notes
Short-term Debt [Line Items]
Short-term borrowings	6,800	6,800
Equity-linked notes
Short-term Debt [Line Items]
Short-term borrowings	0	5,067
Jefferies Group Secured Bank Loan
Short-term Debt [Line Items]
Short-term borrowings	$ 215,063	$ 752,848